Operations of the company	12 Months Ended
Dec. 31, 2021
Operations of the company
Operations of the company

Note 1 – Operations of the company

Curaleaf Holdings, Inc. (the “Company”, “Curaleaf”, or the “Group”), formerly known as Lead Ventures, Inc. (“LVI”), was incorporated under the laws of British Columbia, Canada on November 13, 2014. Curaleaf operates as a life science company developing full scale cannabis operations, with core competencies in cultivation, manufacturing, dispensing, and cannabis research.

On October 25, 2018, the Company completed a reverse takeover transaction, and completed a related private placement which closed one day prior on October 24, 2018 (collectively, the “Business Combination”). Following the Business Combination, the Company’s subordinate voting shares (“SVS”) were listed on the Canadian Securities Exchange (“CSE”) under the symbol “CURA” and quoted on the OTCQX ® Best Market under the symbol “CURLF”.

On April 7, 2021, the Company established an overseas subsidiary named Curaleaf International Holdings Limited (“Curaleaf International”) together with a strategic investor who provided initial capital for a 31.5% equity stake in Curaleaf International (the “Curaleaf International Transaction”). Subsequently, Curaleaf International acquired EMMAC Life Sciences Limited (“EMMAC”), the largest vertically integrated independent cannabis company in Europe (see Note 4 – Acquisitions).

The head office of the Company is located at 420 Lexington Ave, New York, New York 10170. The Company’s registered and records office address is located at Suite 1700-666 Burrard Street, Vancouver, British Columbia, Canada.

For the purposes of these amended and restated consolidated financial statements (the “Financial Statements”), the terms “Company” and “Curaleaf” mean Curaleaf Holdings, Inc. and, unless the context otherwise requires, includes its subsidiaries. Any references to the cultivation, processing, manufacturing, extraction, retail operations, dispensing or distribution of cannabis, logistics, or similar terms specifically relate only to the Company’s licensed subsidiary entities. Operations of the licensed subsidiary entities are dependent on each entity’s license type, and the applicable local law and associated regulations.